Cover	3 Months Ended
May 12, 2020
Cover [Abstract]
Entity Registrant Name	WeTrade Group Inc.
Entity Central Index Key	0001784970
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	May 12, 2020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false